Revenue Recognition (Q3) (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Abstract]
Expected timing of satisfaction, period						1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Abstract]
Expected timing of satisfaction, period					1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-10-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Abstract]
Expected timing of satisfaction, period	1 year		1 year
Sales Revenue [Member] | Customer Concentration Risk [Member] | Revenue Recognized over Time [Member] | Maximum [Member]
Revenue, Performance Obligation [Abstract]
Percentage of net sales	1.00%	1.00%	1.00%	1.00%
Sales Revenue [Member] | Customer Concentration Risk [Member] | International [Member] | Revenue Recognized over Time [Member] | Maximum [Member]
Revenue, Performance Obligation [Abstract]
Percentage of net sales	5.00%	5.00%	5.00%	5.00%